LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.71%
Aerospace & Defense–1.41%
†AAR	5,389	$ 174,765
Aerojet Rocketdyne Holdings	7,418	323,054
†AeroVironment	1,264	109,108
†Astronics	2,505	35,220
†Astronics Class B	1,301	18,474
†Axon Enterprise	1,811	316,961
†Boeing	15,174	3,337,370
BWX Technologies	5,833	314,165
Curtiss-Wright	4,750	599,355
†Ducommun	1,600	80,560
General Dynamics	9,015	1,767,210
HEICO	2,209	291,301
HEICO Class A Class A	3,448	408,347
†Hexcel	8,199	486,939
Howmet Aerospace	15,822	493,646
Huntington Ingalls Industries	4,327	835,371
Kaman	3,636	129,696
†Kratos Defense & Security Solutions	8,962	199,942
L3Harris Technologies	5,348	1,177,844
Lockheed Martin	8,961	3,092,441
†Mercury Systems	3,446	163,409
Moog Class A	3,369	256,819
National Presto Industries	1,066	87,497
Northrop Grumman	5,795	2,087,069
Park Aerospace	2,423	33,147
Raytheon Technologies	39,754	3,417,254
Spirit AeroSystems Holdings Class A	8,350	368,987
Textron	15,554	1,085,825
†TransDigm Group	1,903	1,188,557
†Vectrus	1,921	96,588
		22,976,921
Air Freight & Logistics–0.64%
†Air Transport Services Group	8,512	219,695
†Atlas Air Worldwide Holdings	3,789	309,486
CH Robinson Worldwide	9,962	866,694
†Echo Global Logistics	3,298	157,348
Expeditors International of Washington	9,387	1,118,273
FedEx	9,819	2,153,208
Forward Air	2,174	180,485
†GXO Logistics	9,670	758,515
†Hub Group Class A	2,675	183,906
United Parcel Service Class B	24,810	4,517,901
		10,465,511
Airlines–0.29%
†Alaska Air Group	9,637	564,728
†Allegiant Travel	1,216	237,704
†American Airlines Group	20,094	412,329
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines (continued)
†Copa Holdings Class A	3,120	$ 253,906
†Delta Air Lines	8,763	373,391
†Hawaiian Holdings	6,305	136,566
†JetBlue Airways	28,121	429,970
†SkyWest	5,859	289,083
†Southwest Airlines	22,825	1,173,890
†Spirit Airlines	8,530	221,268
†United Airlines Holdings	11,789	560,803
		4,653,638
Auto Components–0.54%
†Adient	7,115	294,917
†American Axle & Manufacturing Holdings	16,351	144,052
†Aptiv	9,285	1,383,186
Autoliv	9,198	788,453
BorgWarner	25,248	1,090,966
†Cooper-Standard Holdings	2,502	54,819
Dana	13,970	310,693
†Dorman Products	2,903	274,827
†Fox Factory Holding	3,534	510,804
Gentex	24,704	814,738
†Gentherm	1,903	154,010
†Goodyear Tire & Rubber	28,808	509,902
†Horizon Global	2,190	15,396
LCI Industries	2,502	336,844
Lear	6,113	956,562
†Modine Manufacturing	8,303	94,073
†Motorcar Parts of America	2,029	39,566
Patrick Industries	3,021	251,649
Standard Motor Products	2,906	127,021
†Stoneridge	3,532	72,018
†Superior Industries International	3,283	23,145
†Tenneco Class A	8,836	126,090
†Veoneer	7,240	246,594
†Visteon	1,685	159,047
		8,779,372
Automobiles–0.86%
†Ford Motor	102,744	1,454,855
†General Motors	78,728	4,149,753
Harley-Davidson	15,921	582,868
†Tesla	9,108	7,063,072
Thor Industries	4,199	515,469
Winnebago Industries	2,981	215,973
		13,981,990
Banks–5.66%
1st Source	3,376	159,482
Allegiance Bancshares	1,697	64,741
Altabancorp	300	13,248
Ameris Bancorp	8,107	420,591
Arrow Financial	513	17,625
LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Associated Banc-Corp	16,938	$ 362,812
†Atlantic Capital Bancshares	2,200	58,278
Atlantic Union Bankshares	7,033	259,166
Banc of California	7,463	137,991
BancFirst	3,473	208,797
†Bancorp	6,649	169,217
BancorpSouth Bank	10,113	301,165
Bank of America	203,468	8,637,217
Bank of Hawaii	3,306	271,654
Bank of Marin Bancorp	800	30,200
Bank of NT Butterfield & Son	6,133	217,783
Bank OZK	13,694	588,568
BankUnited	9,140	382,235
Banner	3,850	212,558
Berkshire Hills Bancorp	5,646	152,329
BOK Financial	5,728	512,942
Brookline Bancorp	9,434	143,963
Bryn Mawr Bank	2,641	121,354
Cadence BanCorp	17,046	374,330
Camden National	1,998	95,704
Capital City Bank Group	800	19,792
Cathay General Bancorp	8,683	359,389
CBTX	1,306	34,452
Central Pacific Financial	5,001	128,426
CIT Group	10,032	521,162
Citigroup	60,792	4,266,383
Citizens Financial Group	18,014	846,298
City Holding	2,141	166,805
CNB Financial	543	13,217
Columbia Banking System	6,665	253,203
Comerica	8,347	671,933
Commerce Bancshares	10,442	727,599
Community Bank System	5,191	355,168
Community Trust Bancorp	2,467	103,861
ConnectOne Bancorp	5,185	155,602
Cullen/Frost Bankers	4,148	492,036
†Customers Bancorp	3,657	157,324
CVB Financial	14,317	291,637
Dime Community Bancshares	7,277	237,667
Eagle Bancorp	3,549	204,067
East West Bancorp	11,093	860,151
Enterprise Financial Services	3,126	141,545
Equity Bancshares Class A	1,380	46,064
FB Financial	5,341	229,022
Fifth Third Bancorp	34,520	1,465,029
Financial Institutions	763	23,386
First Bancorp (North Carolina)	4,235	182,147
First BanCorp (Puerto Rico)	26,383	346,936
First Bancshares	1,363	52,857
First Busey	7,236	178,223
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Citizens BancShares Class A	953	$ 803,541
First Commonwealth Financial	10,736	146,332
First Community Bancshares	1,307	41,458
First Financial	880	37,004
First Financial Bancorp	11,350	265,703
First Financial Bankshares	8,922	409,966
First Foundation	5,112	134,446
First Hawaiian	5,650	165,828
First Horizon National	52,745	859,216
First Interstate BancSystem Class A	3,666	147,593
First Merchants	5,690	238,070
First Mid Bancshares	773	31,739
First Midwest Bancorp	11,884	225,915
First of Long Island	1,772	36,503
First Republic Bank	8,409	1,621,928
Flushing Financial	4,876	110,198
FNB	32,839	381,589
Fulton Financial	16,777	256,353
German American Bancorp	3,237	125,045
Glacier Bancorp	7,273	402,561
Great Southern Bancorp	2,431	133,243
Great Western Bancorp	6,142	201,089
Hancock Whitney	9,517	448,441
Hanmi Financial	4,000	80,240
Harborone Bancorp	3,325	46,683
Heartland Financial USA	6,250	300,500
Heritage Commerce	3,648	42,426
Heritage Financial	4,420	112,710
Hilltop Holdings	11,657	380,834
Home BancShares	18,464	434,458
HomeTrust Bancshares	901	25,210
Hope Bancorp	11,520	166,349
Horizon Bancorp	7,246	131,660
Huntington Bancshares	62,198	961,581
Independent Bank	5,643	305,668
Independent Bank Group	4,072	289,275
International Bancshares	6,070	252,755
Investors Bancorp	23,383	353,317
JPMorgan Chase & Co.	116,957	19,144,691
KeyCorp	43,518	940,859
Lakeland Bancorp	7,123	125,578
Lakeland Financial	1,993	141,981
Live Oak Bancshares	3,640	231,613
M&T Bank	5,812	867,964
Mercantile Bank	1,436	45,995
Midland States Bancorp	1,400	34,622
MidWestOne Financial Group	600	18,096
National Bank Holdings Class A	3,762	152,286
NBT Bancorp	5,373	194,073
†Nicolet Bankshares	573	42,505

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
OceanFirst Financial	7,155	$ 153,189
OFG Bancorp	5,663	142,821
Old National Bancorp	17,834	302,286
Origin Bancorp	1,679	71,106
Pacific Premier Bancorp	10,343	428,614
PacWest Bancorp	6,709	304,052
Park National	1,685	205,486
Peapack Gladstone Financial	2,958	98,679
Peoples Bancorp	3,493	110,414
People's United Financial	36,431	636,450
Pinnacle Financial Partners	5,894	554,508
PNC Financial Services Group	11,482	2,246,338
Popular	8,599	667,884
Preferred Bank	1,509	100,620
Prosperity Bancshares	7,651	544,216
QCR Holdings	1,263	64,969
Regions Financial	43,297	922,659
Renasant	6,598	237,858
Republic Bancorp Class A	1,755	88,891
S&T Bancorp	4,286	126,308
Sandy Spring Bancorp	4,310	197,484
Seacoast Banking Corp. of Florida	1,194	40,369
ServisFirst Bancshares	4,189	325,904
Sierra Bancorp	742	18,016
Signature Bank	2,865	780,082
Simmons First National Class A	11,060	326,934
Southside Bancshares	3,707	141,941
SouthState	5,805	433,459
Sterling Bancorp	21,051	525,433
Stock Yards Bancorp	2,112	123,869
†SVB Financial Group	3,048	1,971,690
Synovus Financial	16,921	742,663
†Texas Capital Bancshares	5,756	345,475
Tompkins Financial	1,879	152,030
Towne Bank	7,647	237,898
TriCo Bancshares	3,318	144,001
†TriState Capital Holdings	3,540	74,871
†Triumph Bancorp	6,346	635,425
Truist Financial	35,214	2,065,301
Trustmark	7,049	227,119
UMB Financial	5,041	487,515
Umpqua Holdings	21,855	442,564
United Bankshares	15,676	570,293
United Community Banks	9,910	325,246
Univest Financial	5,030	137,772
US Bancorp	56,106	3,334,941
Valley National Bancorp	39,046	519,702
Veritex Holdings	959	37,746
Washington Trust Bancorp	2,170	114,967
Webster Financial	9,266	504,626
Wells Fargo & Co.	114,566	5,317,008
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
WesBanco	5,095	$ 173,638
Westamerica Bancorporation	2,893	162,760
Western Alliance Bancorp	10,465	1,138,801
Wintrust Financial	5,764	463,253
Zions Bancorp	11,022	682,152
		92,423,317
Beverages–1.31%
†Boston Beer Class A	731	372,627
Brown-Forman Class A	1,046	65,553
Brown-Forman Class B	14,939	1,001,062
†Celsius Holdings	1,937	174,504
Coca-Cola	130,541	6,849,486
Coca-Cola Consolidated	822	324,016
Constellation Brands Class A	5,481	1,154,792
Keurig Dr Pepper	16,367	559,097
MGP Ingredients	1,497	97,455
Molson Coors Beverage Class B	16,156	749,315
†Monster Beverage	13,694	1,216,438
National Beverage	3,798	199,357
PepsiCo	57,262	8,612,778
		21,376,480
Biotechnology–1.96%
AbbVie	60,581	6,534,872
†ACADIA Pharmaceuticals	4,382	72,785
†Acceleron Pharma	1,040	178,984
†Adverum Biotechnologies	10,775	23,382
†Agios Pharmaceuticals	1,832	84,547
†Akebia Therapeutics	7,400	21,312
†Alkermes	3,336	102,882
†Allakos	867	91,789
†Alnylam Pharmaceuticals	2,227	420,480
Amgen	25,518	5,426,403
†AnaptysBio	2,400	65,088
†Anika Therapeutics	1,937	82,439
†Arena Pharmaceuticals	3,770	224,504
†Arrowhead Pharmaceuticals	1,080	67,424
†Atara Biotherapeutics	3,839	68,718
†Biogen	6,096	1,725,107
†Biohaven Pharmaceutical Holding	1,172	162,803
†BioMarin Pharmaceutical	4,560	352,442
†Bluebird Bio	4,185	79,975
†Bridgebio Pharma	1,987	93,131
†Concert Pharmaceuticals	4,505	14,731
†CRISPR Therapeutics	2,111	236,284
†Denali Therapeutics	4,195	211,638
†Eagle Pharmaceuticals	1,957	109,161
†Editas Medicine	1,820	74,766
†Emergent BioSolutions	5,759	288,353
†Enanta Pharmaceuticals	2,114	120,096
†Exact Sciences	3,427	327,107

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Exelixis	20,982	$ 443,560
†Fate Therapeutics	1,659	98,329
†G1 Therapeutics	4,800	64,416
Gilead Sciences	39,713	2,773,953
†Global Blood Therapeutics	4,238	107,984
†GlycoMimetics	1,315	2,880
†Halozyme Therapeutics	5,662	230,330
†Horizon Therapeutics	11,204	1,227,286
†Incyte	2,788	191,759
†Intellia Therapeutics	2,940	394,401
†Ionis Pharmaceuticals	5,845	196,041
†Iovance Biotherapeutics	1,000	24,660
†Ironwood Pharmaceuticals	8,400	109,704
†Karuna Therapeutics	465	56,883
†Kura Oncology	3,841	71,942
†Ligand Pharmaceuticals	1,149	160,079
†MacroGenics	2,941	61,585
†Madrigal Pharmaceuticals	765	61,039
†Mirati Therapeutics	1,683	297,740
†Moderna	5,596	2,153,677
†Myriad Genetics	6,072	196,065
†Natera	2,690	299,774
†Neurocrine Biosciences	2,841	272,480
†Novavax	1,662	344,549
†OPKO Health	26,983	98,488
=†PDL BioPharma	21,857	20,246
†Protagonist Therapeutics	2,495	44,211
†Prothena	2,660	189,472
†Regeneron Pharmaceuticals	2,460	1,488,743
†REGENXBIO	2,474	103,710
†Rhythm Pharmaceuticals	631	8,241
†Rocket Pharmaceuticals	4,200	125,538
†Sage Therapeutics	1,625	72,004
†Sangamo Therapeutics	13,158	118,554
†Sarepta Therapeutics	2,381	220,195
†Seagen	3,269	555,076
†Spectrum Pharmaceuticals	5,200	11,336
†SpringWorks Therapeutics	300	19,032
†Travere Therapeutics	4,405	106,821
†Ultragenyx Pharmaceutical	1,249	112,647
†United Therapeutics	3,216	593,609
†Vanda Pharmaceuticals	5,302	90,876
†Vertex Pharmaceuticals	3,998	725,197
†Vir Biotechnology	2,150	93,568
†Xencor	5,219	170,453
		32,070,336
Building Products–1.10%
AAON	4,128	269,724
Advanced Drainage Systems	7,020	759,353
Allegion	4,973	657,331
†American Woodmark	2,433	159,045
AO Smith	12,081	737,787
Apogee Enterprises	3,439	129,857
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
†Armstrong Flooring	3,796	$ 11,881
Armstrong World Industries	4,709	449,568
†AZEK	9,229	337,135
†Builders FirstSource	16,653	861,626
Carlisle	5,516	1,096,526
Carrier Global	37,720	1,952,387
†Cornerstone Building Brands	8,244	120,445
CSW Industrials	1,989	253,995
Fortune Brands Home & Security	14,113	1,261,984
†Gibraltar Industries	2,498	173,986
Griffon	6,049	148,805
Insteel Industries	1,756	66,816
†JELD-WEN Holding	11,080	277,332
Johnson Controls International	17,186	1,170,023
Lennox International	1,939	570,396
Masco	10,394	577,387
†Masonite International	2,782	295,254
Owens Corning	8,300	709,650
†PGT Innovations	6,091	116,338
Quanex Building Products	4,360	93,348
†Resideo Technologies	14,386	356,629
Simpson Manufacturing	4,772	510,461
Trane Technologies	9,108	1,572,496
†Trex	8,010	816,459
UFP Industries	7,118	483,882
†Zurn Water Solution	13,942	896,331
		17,894,237
Capital Markets–3.26%
Affiliated Managers Group	4,373	660,717
Ameriprise Financial	4,980	1,315,318
Ares Management Class A	5,059	373,506
Artisan Partners Asset Management Class A	3,789	185,358
B. Riley Financial	702	41,446
Bank of New York Mellon	26,374	1,367,228
BGC Partners Class A	30,856	160,760
BlackRock	3,395	2,847,251
Blackstone	8,898	1,035,193
†Blucora	5,281	82,331
Brightsphere Investment Group	6,371	166,474
Cboe Global Markets	6,135	759,881
Charles Schwab	28,537	2,078,635
CME Group	6,950	1,343,991
Cohen & Steers	4,673	391,457
Diamond Hill Investment Group	786	138,069
†Donnelley Financial Solutions	6,570	227,453
Evercore Class A	5,155	689,069
FactSet Research Systems	2,282	900,888

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Federated Hermes	11,818	$ 384,085
Franklin Resources	20,323	604,000
Goldman Sachs Group	9,985	3,774,630
Greenhill & Co.	3,574	52,252
Hamilton Lane Class A	2,290	194,238
Houlihan Lokey	2,921	269,024
Interactive Brokers Group Class A	3,982	248,238
Intercontinental Exchange	15,452	1,774,199
Invesco	35,679	860,221
Janus Henderson Group	11,212	463,392
Jefferies Financial Group	16,565	615,058
KKR & Co.	20,695	1,259,912
Lazard Class A	6,961	318,814
LPL Financial Holdings	8,795	1,378,704
MarketAxess Holdings	1,677	705,497
Moelis & Co. Class A	4,279	264,742
Moody's	6,584	2,338,044
Morgan Stanley	64,960	6,321,258
Morningstar	3,729	965,923
MSCI	3,104	1,888,287
Nasdaq	7,726	1,491,272
Northern Trust	9,018	972,231
Oppenheimer Holdings Class A	566	25,634
Piper Sandler	2,218	307,104
PJT Partners Class A	2,208	174,675
Raymond James Financial	12,414	1,145,564
S&P Global	7,716	3,278,451
SEI Investments	12,025	713,082
State Street	15,293	1,295,623
Stifel Financial	11,269	765,841
†Stonex Group	1,728	113,875
T. Rowe Price Group	12,640	2,486,288
Tradeweb Markets Class A	4,691	378,939
Virtu Financial Class A	8,744	213,616
Virtus Investment Partners	817	253,531
Westwood Holdings Group	147	2,793
WisdomTree Investments	18,923	107,293
		53,171,355
Chemicals–2.27%
†AdvanSix	4,807	191,078
Air Products & Chemicals	5,258	1,346,626
Albemarle	4,647	1,017,554
American Vanguard	3,629	54,617
Ashland Global Holdings	4,435	395,247
Avient	9,434	437,266
†Axalta Coating Systems	21,171	617,982
Balchem	2,885	418,527
Cabot	5,734	287,388
Celanese	6,285	946,772
CF Industries Holdings	19,765	1,103,282
Chase	1,120	114,408
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Chemours	8,853	$ 257,268
Corteva	31,215	1,313,527
Dow	39,453	2,270,915
DuPont de Nemours	10,105	687,039
Eastman Chemical	8,598	866,163
Ecolab	8,228	1,716,525
Ecovyst	2,891	33,709
Element Solutions	26,715	579,181
†Ferro	7,929	161,276
FMC	12,271	1,123,533
FutureFuel	4,566	32,556
†GCP Applied Technologies	5,509	120,757
Hawkins	1,638	57,133
HB Fuller	5,745	370,897
Huntsman	24,429	722,854
†Ingevity	4,179	298,255
Innospec	2,598	218,804
International Flavors & Fragrances	11,401	1,524,542
†Intrepid Potash	612	18,911
†Koppers Holdings	1,784	55,768
†Kraton	5,160	235,502
Kronos Worldwide	8,371	103,884
†Linde	12,724	3,732,967
†Livent	5,526	127,706
†LSB Industries	2,575	26,291
LyondellBasell Industries Class A	28,091	2,636,340
Minerals Technologies	3,668	256,173
Mosaic	20,562	734,475
NewMarket	1,227	415,671
Olin	18,769	905,604
PPG Industries	12,119	1,733,138
Quaker Chemical	333	79,161
†Rayonier Advanced Materials	10,113	75,848
RPM International	7,154	555,508
Scotts Miracle-Gro	5,415	792,539
Sensient Technologies	3,597	327,615
Sherwin-Williams	10,407	2,911,150
Stepan	2,327	262,811
†Trecora Resources	1,810	14,806
Tredegar	3,092	37,661
Trinseo	7,005	378,130
Tronox Holdings Class A	12,136	299,152
Valvoline	15,826	493,455
†Venator Materials	6,100	17,385
Westlake Chemical	6,558	597,696
		37,111,028
Commercial Services & Supplies–0.93%
ABM Industries	6,155	277,037
ACCO Brands	15,297	131,401
ADT	37,621	304,354
Brady Class A	3,998	202,699

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Brink's	3,096	$ 195,977
†Casella Waste Systems Class A	2,209	167,752
†Cimpress	1,769	153,602
Cintas	4,388	1,670,336
†Clean Harbors	6,114	635,061
†Copart	9,177	1,273,033
Covanta Holding	13,922	280,111
Deluxe	5,890	211,392
Ennis	3,323	62,639
†Harsco	9,121	154,601
Healthcare Services Group	2,712	67,773
†Heritage-Crystal Clean	1,138	32,979
Herman Miller	9,236	347,828
HNI	4,903	180,038
†IAA	10,453	570,420
Interface	8,682	131,532
†KAR Auction Services	13,984	229,198
Kimball International Class B	4,901	54,891
Matthews International Class A	2,732	94,773
MSA Safety	1,744	254,101
Pitney Bowes	13,039	94,011
†Quad/Graphics	5,244	22,287
Republic Services	20,118	2,415,367
Rollins	15,837	559,521
†SP Plus	3,002	92,071
Steelcase Class A	12,090	153,301
†Stericycle	7,107	483,063
†Team	2,683	8,076
Tetra Tech	4,642	693,236
UniFirst	1,742	370,384
†US Ecology	3,069	99,282
†Viad	2,959	134,368
†Vidler Water Resouces	2,699	30,715
VSE	600	28,902
Waste Management	15,317	2,287,747
		15,155,859
Communications Equipment–0.93%
ADTRAN	6,434	120,702
†Applied Optoelectronics	2,558	18,366
†Arista Networks	2,186	751,197
†CalAmp	2,806	27,920
†Calix	3,340	165,096
†Ciena	14,673	753,459
Cisco Systems	152,237	8,286,260
†CommScope Holding	14,905	202,559
Comtech Telecommunications	2,467	63,180
†F5 Networks	5,272	1,047,968
†Harmonic	15,891	139,046
†Infinera	15,137	125,940
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
Juniper Networks	22,261	$ 612,623
†Lumentum Holdings	5,089	425,135
Motorola Solutions	5,314	1,234,548
†NETGEAR	3,638	116,089
†NetScout Systems	8,743	235,624
†Ribbon Communications	7,554	45,173
Ubiquiti	700	209,069
†ViaSat	4,826	265,768
†Viavi Solutions	21,760	342,502
		15,188,224
Construction & Engineering–0.44%
†AECOM	12,090	763,483
†Ameresco Class A	500	29,215
Arcosa	4,724	237,003
Argan	1,865	81,445
Comfort Systems	3,877	276,508
†Construction Partners Class A	3,231	107,818
†Dycom Industries	3,130	222,981
EMCOR Group	6,939	800,622
†Fluor	6,492	103,677
Granite Construction	5,660	223,853
†Great Lakes Dredge & Dock	10,783	162,715
†MasTec	9,092	784,458
†Matrix Service	3,017	31,558
†MYR Group	2,247	223,577
†NV5 Global	1,400	137,998
Primoris Services	10,014	245,243
Quanta Services	12,111	1,378,474
†Sterling Construction	6,125	138,854
†Tutor Perini	7,043	91,418
Valmont Industries	2,153	506,213
†WillScot Mobile Mini Holdings	21,196	672,337
		7,219,450
Construction Materials–0.18%
Eagle Materials	4,281	561,496
Martin Marietta Materials	3,109	1,062,283
†Summit Materials Class A	11,378	363,755
Vulcan Materials	5,108	864,069
		2,851,603
Consumer Finance–1.15%
Ally Financial	25,875	1,320,919
American Express	25,031	4,193,443
Capital One Financial	19,244	3,116,951
†Credit Acceptance	1,842	1,078,123
Discover Financial Services	16,753	2,058,106
†Encore Capital Group	3,279	161,556
†Enova International	5,050	174,478
†EZCORP Class A	6,690	50,643
FirstCash	4,561	399,088

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†Green Dot Class A	3,997	$ 201,169
†LendingClub	14,756	416,709
†LendingTree	513	71,733
Navient	19,563	385,978
Nelnet Class A	2,759	218,623
OneMain Holdings	11,443	633,141
†PRA Group	5,542	233,540
†PROG Holdings	6,205	260,672
Santander Consumer USA Holdings	27,673	1,153,964
SLM	54,985	967,736
Synchrony Financial	31,383	1,534,001
†World Acceptance	1,118	211,950
		18,842,523
Containers & Packaging–0.77%
Amcor	94,418	1,094,305
AptarGroup	7,071	843,924
Ardagh Group	2,472	63,011
Avery Dennison	6,517	1,350,387
Ball	12,596	1,133,262
†Berry Global Group	15,811	962,574
Crown Holdings	7,001	705,561
Graphic Packaging Holding	37,740	718,570
Greif Class A	4,106	265,248
Greif Class B	502	32,530
International Paper	21,242	1,187,853
Myers Industries	2,920	57,144
†O-I Glass	15,403	219,801
Packaging Corp. of America	8,665	1,190,917
Sealed Air	10,093	552,995
Silgan Holdings	16,148	619,437
Sonoco Products	11,690	696,490
†TriMas	5,477	177,236
WestRock	12,881	641,860
		12,513,105
Distributors–0.17%
Genuine Parts	8,090	980,751
†LKQ	18,049	908,226
Pool	1,930	838,411
		2,727,388
Diversified Consumer Services–0.27%
†Adtalem Global Education	5,122	193,663
†American Public Education	2,213	56,675
†Bright Horizons Family Solutions	3,064	427,183
Carriage Services	2,326	103,716
†Chegg	2,936	199,707
†Frontdoor	5,297	221,944
Graham Holdings Class B	453	266,889
†Grand Canyon Education	4,629	407,167
H&R Block	11,858	296,450
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Houghton Mifflin Harcourt	18,319	$ 246,024
†Laureate Education Class A	1,100	18,689
†Perdoceo Education	7,863	83,033
†Regis	4,006	13,941
Service Corp International	16,855	1,015,682
Strategic Education	2,304	162,432
†Stride	4,689	168,523
†Terminix Global Holdings	10,594	441,452
†WW International	6,119	111,672
		4,434,842
Diversified Financial Services–0.91%
†Berkshire Hathaway Class B	48,981	13,368,874
†Cannae Holdings	9,850	306,434
Equitable Holdings	23,362	692,450
Voya Financial	8,511	522,490
		14,890,248
Diversified Telecommunication Services–1.44%
†Anterix	2,400	145,680
AT&T	293,166	7,918,414
ATN International	2,414	113,096
Cogent Communications Holdings	2,734	193,676
†Consolidated Communications Holdings	10,085	92,681
†EchoStar Class A	4,326	110,356
†IDT Class B	3,397	142,504
†Iridium Communications	10,976	437,394
†Liberty Latin America Class C	8,319	109,145
Lumen Technologies	131,806	1,633,076
Verizon Communications	234,557	12,668,424
		23,564,446
Electric Utilities–1.26%
ALLETE	3,194	190,107
Alliant Energy	10,808	605,032
American Electric Power	14,504	1,177,435
Avangrid	2,641	128,353
Duke Energy	21,083	2,057,490
Edison International	12,899	715,507
Entergy	5,703	566,365
Evergy	10,740	668,028
Eversource Energy	11,554	944,655
Exelon	31,038	1,500,377
FirstEnergy	22,090	786,846
Hawaiian Electric Industries	8,248	336,766
IDACORP	3,906	403,802
MGE Energy	2,722	200,067
NextEra Energy	49,532	3,889,253
NRG Energy	25,841	1,055,088
OGE Energy	8,515	280,654
Otter Tail	3,279	183,526

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
†PG&E	11,609	$ 111,446
Pinnacle West Capital	5,231	378,515
PNM Resources	8,002	395,939
Portland General Electric	5,391	253,323
PPL	26,960	751,645
Southern	29,326	1,817,332
Xcel Energy	17,587	1,099,187
		20,496,738
Electrical Equipment–0.82%
Acuity Brands	2,185	378,813
Allied Motion Technologies	2,562	80,139
AMETEK	11,026	1,367,334
†Atkore International Group	4,968	431,819
AZZ	3,479	185,083
Eaton	12,939	1,931,922
Emerson Electric	19,279	1,816,082
Encore Wire	2,824	267,800
EnerSys	4,508	335,576
†FuelCell Energy	4,376	29,275
†Generac Holdings	3,633	1,484,698
GrafTech International	5,319	54,892
Hubbell	5,553	1,003,261
nVent Electric	8,024	259,416
†Plug Power	4,000	102,160
Powell Industries	1,827	44,889
Regal Beloit	2,925	439,744
Rockwell Automation	5,893	1,732,778
†Sensata Technologies Holding	13,114	717,598
†Sunrun	12,414	546,216
†Thermon Group Holdings	3,728	64,532
†TPI Composites	2,950	99,563
		13,373,590
Electronic Equipment, Instruments & Components–1.39%
Advanced Energy Industries	3,148	276,237
Amphenol Class A	22,350	1,636,690
†Arlo Technologies	6,220	39,870
†Arrow Electronics	8,159	916,174
Avnet	8,965	331,436
Badger Meter	2,792	282,383
Belden	4,758	277,201
Benchmark Electronics	4,152	110,900
CDW	8,592	1,563,916
Cognex	7,440	596,837
†Coherent	2,520	630,227
Corning	36,605	1,335,716
CTS	4,313	133,315
†Daktronics	5,746	31,201
†ePlus	1,636	167,870
†Fabrinet	2,950	302,405
†FARO Technologies	1,676	110,298
†Flex	50,884	899,629
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†II-VI	5,408	$ 321,019
†Insight Enterprises	2,880	259,430
†IPG Photonics	3,916	620,294
†Itron	2,913	220,310
Jabil	20,212	1,179,774
†Keysight Technologies	9,796	1,609,385
†Knowles	9,789	183,446
Littelfuse	2,042	558,017
Methode Electronics	4,593	193,136
National Instruments	10,428	409,090
†Novanta	3,392	524,064
†OSI Systems	1,492	141,442
PC Connection	3,183	140,147
†Plexus	3,104	277,529
†Rogers	1,659	309,370
†Sanmina	7,565	291,555
†ScanSource	4,669	162,435
SYNNEX	6,774	705,173
TE Connectivity	10,210	1,401,016
†Teledyne Technologies	2,106	904,695
†Trimble	11,954	983,217
†TTM Technologies	12,750	160,268
Vishay Intertechnology	13,041	261,994
Vontier	5,237	175,963
†Zebra Technologies Class A	2,031	1,046,818
		22,681,892
Energy Equipment & Services–0.40%
Archrock	16,319	134,632
Baker Hughes	31,272	773,357
†Bristow Group	670	21,326
Cactus Class A	3,339	125,947
†ChampionX	17,282	386,425
Core Laboratories	3,764	104,451
†DMC Global	1,792	66,143
†Dril-Quip	4,298	108,224
†Exterran	5,755	25,552
†Forum Energy Technologies	581	13,096
†Frank's International	24,705	72,633
Halliburton	47,488	1,026,690
†Helix Energy Solutions Group	20,202	78,384
Helmerich & Payne	7,597	208,234
†Liberty Oilfield Services Class A	13,753	166,824
†Mammoth Energy Services	3,494	10,167
†Nabors Industries	845	81,526
†Newpark Resources	12,083	39,874
†NexTier Oilfield Solutions	25,985	119,531
†NOV	21,887	286,939
†Oceaneering International	12,328	164,209
†Oil States International	6,670	42,621
Patterson-UTI Energy	16,123	145,107
†ProPetro Holding	10,570	91,430
†RPC	14,752	71,695

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Schlumberger	50,860	$ 1,507,490
†SEACOR Marine Holdings	2,951	13,663
†Select Energy Services Class A	17,227	89,408
†Technip Energies ADR	4,161	65,203
†TechnipFMC	20,805	156,662
†TETRA Technologies	6,536	20,392
†Tidewater	1,101	13,278
†Transocean	38,916	147,492
†US Silica Holdings	11,361	90,774
		6,469,379
Entertainment–1.08%
Activision Blizzard	15,960	1,235,144
†Cinemark Holdings	7,998	153,642
Electronic Arts	10,593	1,506,854
†IMAX	4,896	92,926
†Liberty Media-Liberty Braves Class A	594	15,985
†Liberty Media-Liberty Braves Class C	1,227	32,417
†Liberty Media-Liberty Formula One Class A	1,485	69,869
†Liberty Media-Liberty Formula One Class C	15,678	806,006
†Lions Gate Entertainment Class A	5,974	84,771
†Lions Gate Entertainment Class B	12,124	157,612
†Live Nation Entertainment	7,827	713,275
†Madison Square Garden Entertainment	3,215	233,634
†Marcus	3,838	66,973
†Netflix	8,167	4,984,647
†Reading International Class A	489	2,474
†Roku	407	127,533
†Spotify Technology	435	98,023
†Take-Two Interactive Software	3,820	588,547
†Walt Disney	34,140	5,775,464
Warner Music Group Class A	2,536	108,389
World Wrestling Entertainment Class A	3,541	199,217
†Zynga Class A	82,444	620,803
		17,674,205
Food & Staples Retailing–1.41%
Andersons	4,370	134,727
†BJ's Wholesale Club Holdings	10,299	565,621
Casey's General Stores	3,835	722,706
†Chefs' Warehouse	2,580	84,031
Costco Wholesale	13,598	6,110,261
Ingles Markets Class A	2,345	154,840
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Kroger	67,817	$ 2,741,841
Natural Grocers by Vitamin Cottage	3,652	40,975
†Performance Food Group	12,066	560,586
PriceSmart	1,845	143,080
†Rite Aid	5,316	75,487
SpartanNash	5,888	128,947
†Sprouts Farmers Market	14,602	338,328
Sysco	23,187	1,820,180
†U.S. Foods Holding	16,963	587,938
†United Natural Foods	6,297	304,901
Village Super Market Class A	618	13,398
Walgreens Boots Alliance	30,562	1,437,942
Walmart	48,739	6,793,242
Weis Markets	3,330	174,992
		22,934,023
Food Products–1.39%
Alico	234	8,012
Archer-Daniels-Midland	23,598	1,416,116
B&G Foods	9,162	273,852
Bunge	14,564	1,184,344
Calavo Growers	1,666	63,708
Cal-Maine Foods	5,325	192,552
Campbell Soup	23,610	987,134
Conagra Brands	24,666	835,437
†Darling Ingredients	17,161	1,233,876
†Farmer Bros	400	3,364
Flowers Foods	21,330	504,028
Fresh Del Monte Produce	6,313	203,405
†Freshpet	331	47,230
General Mills	36,688	2,194,676
†Hain Celestial Group	9,937	425,105
Hershey	6,995	1,183,904
Hormel Foods	20,921	857,761
†Hostess Brands	13,011	226,001
Ingredion	8,589	764,507
J & J Snack Foods	1,370	209,363
JM Smucker	7,008	841,170
John B Sanfilippo & Son	748	61,127
Kellogg	18,088	1,156,185
Kraft Heinz	19,060	701,789
Lamb Weston Holdings	5,940	364,538
Lancaster Colony	2,661	449,203
†Landec	1,935	17,841
McCormick	123	10,133
McCormick & Co.	13,226	1,071,703
Mondelez International Class A	29,450	1,713,401
†Pilgrim's Pride	10,200	296,616
†Post Holdings	8,460	931,954
Sanderson Farms	2,438	458,832
Seaboard	14	57,400
†Simply Good Foods	7,603	262,227

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†TreeHouse Foods	5,737	$ 228,792
Tyson Foods Class A	16,834	1,328,876
		22,766,162
Gas Utilities–0.16%
Atmos Energy	5,568	491,098
Chesapeake Utilities	776	93,159
National Fuel Gas	7,308	383,816
New Jersey Resources	8,468	294,771
Northwest Natural Holding	2,733	125,691
ONE Gas	2,955	187,258
South Jersey Industries	7,029	149,436
†Southwest Gas Holdings	3,302	220,838
Spire	3,336	204,096
UGI	11,119	473,892
		2,624,055
Health Care Equipment & Supplies–2.58%
Abbott Laboratories	37,659	4,448,658
†ABIOMED	1,827	594,725
†Align Technology	1,775	1,181,138
†AngioDynamics	5,678	147,287
†AtriCure	1,380	95,979
Atrion	226	157,635
†Avanos Medical	5,480	170,976
†Axonics Modulation Technologies	1,703	110,848
Baxter International	22,619	1,819,246
Becton Dickinson & Co.	5,266	1,294,488
†Boston Scientific	19,203	833,218
†Cardiovascular Systems	1,059	34,767
CONMED	1,948	254,857
Cooper	1,861	769,170
†CryoLife	4,470	99,636
Danaher	11,681	3,556,164
DENTSPLY SIRONA	8,257	479,319
†Dexcom	1,908	1,043,409
†Edwards Lifesciences	11,926	1,350,142
†Envista Holdings	5,087	212,687
†Glaukos	1,111	53,517
†Globus Medical Class A	6,424	492,207
†Haemonetics	4,127	291,325
†Heska	496	128,236
Hill-Rom Holdings	5,864	879,600
†Hologic	14,575	1,075,781
†ICU Medical	1,303	304,094
†IDEXX Laboratories	3,414	2,123,167
†Inogen	1,392	59,981
†Insulet	1,631	463,579
†Integer Holdings	3,432	306,615
†Integra LifeSciences Holdings	6,337	433,958
†Intuitive Surgical	2,106	2,093,680
†Invacare	4,463	21,244
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†iRhythm Technologies	418	$ 24,478
†Lantheus Holdings	4,262	109,448
LeMaitre Vascular	1,018	54,046
†LENSAR	1,658	13,048
†LivaNova	3,945	312,404
†Masimo	2,348	635,627
Medtronic	25,795	3,233,403
†Meridian Bioscience	6,320	121,597
†Merit Medical Systems	4,562	327,552
†Natus Medical	5,448	136,636
†Neogen	6,916	300,362
†Nevro	1,168	135,932
†Novocure	1,324	153,809
†NuVasive	4,122	246,702
†OraSure Technologies	3,636	41,123
†Orthofix Medical	3,349	127,664
†Penumbra	719	191,613
†Quidel	3,344	472,006
ResMed	5,495	1,448,207
†SeaSpine Holdings	1,244	19,568
†Shockwave Medical	360	74,117
†STAAR Surgical	700	89,971
STERIS	5,288	1,080,233
Stryker	7,158	1,887,708
†Surgalign Holdings	7,962	8,678
†Surmodics	1,196	66,498
†Tandem Diabetes Care	1,145	136,690
Teleflex	1,857	699,253
†Varex Imaging	4,849	136,742
West Pharmaceutical Services	2,890	1,226,921
Zimmer Biomet Holdings	8,329	1,219,032
		42,112,401
Health Care Providers & Services–2.95%
†Acadia Healthcare	9,522	607,313
†Addus HomeCare	1,490	118,827
†Amedisys	2,782	414,796
AmerisourceBergen	9,288	1,109,452
†AMN Healthcare Services	4,516	518,211
Anthem	8,217	3,063,298
†Apollo Medical Holdings	2,925	266,321
†Brookdale Senior Living	25,409	160,077
Cardinal Health	17,536	867,331
†Centene	24,268	1,512,139
Chemed	1,406	653,959
Cigna	14,802	2,962,768
†Community Health Systems	14,031	164,163
†CorVel	1,436	267,412
†Covetrus	5,946	107,860
†Cross Country Healthcare	2,295	48,746
CVS Health	49,828	4,228,404
†DaVita	12,102	1,406,978
Encompass Health	10,482	786,569

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Ensign Group	6,380	$ 477,798
†Enzo Biochem	4,600	16,284
†Guardant Health	2,729	341,152
†Hanger	4,881	107,187
HCA Healthcare	8,130	1,973,314
†HealthEquity	1,071	69,358
†Henry Schein	9,338	711,182
Humana	4,975	1,936,021
†Laboratory Corp of America Holdings	6,831	1,922,517
†LHC Group	2,369	371,720
†Magellan Health	3,441	325,346
McKesson	6,172	1,230,573
†MEDNAX	8,411	239,125
†ModivCare	1,930	350,527
†Molina Healthcare	5,883	1,596,117
National HealthCare	1,916	134,082
Owens & Minor	8,370	261,897
Patterson	9,569	288,410
†Pennant Group	3,570	100,281
†PetIQ	1,604	40,052
Premier Class A	5,449	211,203
†Progyny	1,799	100,744
Quest Diagnostics	9,564	1,389,745
†R1 RCM	8,188	180,218
Select Medical Holdings	14,513	524,935
†Surgery Partners	2,745	116,223
†Tenet Healthcare	10,305	684,664
†Triple-S Management	3,286	116,226
U.S. Physical Therapy	1,000	110,600
UnitedHealth Group	30,136	11,775,341
Universal Health Services Class B	8,505	1,176,837
		48,144,303
Health Care Technology–0.26%
†Allscripts Healthcare Solutions	12,205	163,181
Cerner	20,352	1,435,223
†Change Healthcare	16,317	341,678
†Computer Programs and Systems	971	34,432
†Evolent Health Class A	7,583	235,073
†HealthStream	2,606	74,479
†Inovalon Holdings Class A	3,282	132,232
†NextGen Healthcare	6,248	88,097
†Omnicell	2,223	329,960
†Teladoc Health	5,765	731,059
†Veeva Systems Class A	2,496	719,272
		4,284,686
Hotels, Restaurants & Leisure–1.98%
Aramark	18,038	592,729
†Bally's	959	48,084
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†BJ's Restaurants	1,988	$ 83,019
†Bloomin' Brands	5,220	130,500
†Bluegreen Vacations Holding	529	13,648
†Booking Holdings	438	1,039,755
†Boyd Gaming	3,668	232,038
†Brinker International	3,450	169,223
†Caesars Entertainment	10,276	1,153,789
†Carnival	31,390	785,064
Carrols Restaurant Group	5,537	20,265
†Cheesecake Factory	3,055	143,585
†Chipotle Mexican Grill	805	1,463,104
Choice Hotels International	4,504	569,170
Churchill Downs	1,635	392,531
†Chuy's Holdings	1,400	44,142
Cracker Barrel Old Country Store	2,215	309,746
Darden Restaurants	6,117	926,542
†Dave & Buster's Entertainment	4,590	175,935
†Denny's	3,860	63,072
Domino's Pizza	1,573	750,258
†El Pollo Loco Holdings	3,990	67,431
†Expedia Group	2,936	481,210
†Fiesta Restaurant Group	2,409	26,403
†Hilton Grand Vacations	4,607	219,155
†Hilton Worldwide Holdings	10,382	1,371,566
†Hyatt Hotels Class A	2,033	156,744
†International Game Technology	10,873	286,177
Jack in the Box	1,951	189,891
†Las Vegas Sands	8,039	294,227
†Marriott International Class A	9,978	1,477,642
Marriott Vacations Worldwide	3,604	567,017
McDonald's	20,228	4,877,173
MGM Resorts International	16,524	713,011
†Norwegian Cruise Line Holdings	22,655	605,115
Papa John's International	2,370	300,966
†Penn National Gaming	9,276	672,139
†Planet Fitness Class A	6,007	471,850
†Playa Hotels & Resorts	2,978	24,688
†Red Robin Gourmet Burgers	2,551	58,826
†Red Rock Resorts Class A	6,654	340,818
†Royal Caribbean Cruises	11,210	997,129
†Ruth's Hospitality Group	5,354	110,881
†Scientific Games Class A	7,878	654,425
†SeaWorld Entertainment	7,588	419,768
Starbucks	32,586	3,594,562
Texas Roadhouse	5,372	490,625
Travel + Leisure Co	6,597	359,734
†Vail Resorts	1,935	646,387
Wendy's	21,332	462,478
Wingstop	2,063	338,188

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts	4,719	$ 364,260
†Wynn Resorts	3,118	264,250
Yum! Brands	10,780	1,318,502
		32,329,437
Household Durables–1.09%
†Beazer Homes USA	1,618	27,911
†Cavco Industries	837	198,151
Century Communities	3,853	236,767
DR Horton	27,293	2,291,793
Ethan Allen Interiors	3,617	85,723
Flexsteel Industries	262	8,091
Garmin	9,022	1,402,560
†GoPro Class A	2,300	21,528
†Green Brick Partners	1,200	24,624
Hamilton Beach Brands Holding Class A	400	6,268
†Helen of Troy	2,108	473,625
Hooker Furniture	1,803	48,663
Installed Building Products	2,299	246,338
†iRobot	1,300	102,050
KB Home	9,361	364,330
La-Z-Boy	5,162	166,371
Leggett & Platt	12,560	563,190
Lennar Class A	14,448	1,353,489
Lennar Class B	513	39,804
†LGI Homes	2,369	336,185
†Lovesac	1,377	91,006
†M/I Homes	4,399	254,262
MDC Holdings	7,338	342,831
†Meritage Homes	5,353	519,241
†Mohawk Industries	2,934	520,492
Newell Brands	34,587	765,756
†NVR	299	1,433,430
PulteGroup	26,145	1,200,578
†Skyline Champion	3,677	220,841
†Sonos	2,851	92,258
†Taylor Morrison Home	12,982	334,676
Tempur Sealy International	18,264	847,632
Toll Brothers	9,920	548,477
†TopBuild	4,347	890,309
†TRI Pointe Group	13,629	286,482
†Tupperware Brands	4,293	90,668
†Universal Electronics	1,276	62,843
Whirlpool	6,418	1,308,374
		17,807,617
Household Products–1.04%
†Central Garden & Pet Class A	5,487	235,941
Church & Dwight	11,426	943,445
Clorox	6,309	1,044,834
Colgate-Palmolive	22,655	1,712,265
Energizer Holdings	2,995	116,955
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Kimberly-Clark	9,668	$ 1,280,430
Procter & Gamble	78,038	10,909,712
Spectrum Brands Holdings	4,932	471,844
WD-40	802	185,647
		16,901,073
Independent Power and Renewable Electricity Producers–0.17%
AES	32,060	731,930
Atlantica Sustainable Infrastructure	8,753	302,066
Brookfield Renewable Class A	8,421	326,819
Clearway Energy Class A	4,200	118,440
Clearway Energy Class C	7,003	211,981
Ormat Technologies	5,007	333,516
†Sunnova Energy International	2,425	79,880
Vistra	37,351	638,702
		2,743,334
Industrial Conglomerates–0.81%
3M	27,842	4,884,044
General Electric	20,420	2,103,872
Honeywell International	21,768	4,620,911
†Raven Industries	2,462	141,836
Roper Technologies	3,362	1,499,889
		13,250,552
Insurance–2.89%
Aflac	30,816	1,606,438
†Alleghany	1,012	631,903
Allstate	22,632	2,881,280
†Ambac Financial Group	5,809	83,185
American Equity Investment Life Holding	7,892	233,366
American Financial Group	5,919	744,788
American International Group	22,594	1,240,185
American National Group	2,184	412,842
AMERISAFE	2,406	135,121
Aon Class A	9,109	2,603,079
†Arch Capital Group	22,493	858,783
Argo Group International Holdings	2,831	147,835
Arthur J. Gallagher	11,489	1,707,840
Assurant	4,180	659,395
Assured Guaranty	8,298	388,429
†Athene Holding Class A	11,979	824,994
Axis Capital Holdings	7,323	337,151
†Brighthouse Financial	8,990	406,618
Brown & Brown	16,251	901,118
Chubb	11,488	1,992,938
Cincinnati Financial	7,701	879,608
CNA Financial	4,359	182,904

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†eHealth	2,423	$ 98,132
Employers Holdings	3,284	129,685
†Enstar Group	1,331	312,426
Erie Indemnity Class A	2,514	448,548
Everest Re Group	2,439	611,652
†FedNat Holding	2,034	5,024
Fidelity National Financial	24,731	1,121,304
First American Financial	12,666	849,255
†Genworth Financial Class A	43,794	164,228
Globe Life	8,750	779,012
†Greenlight Capital Re Class A	4,459	32,952
Hanover Insurance Group	4,661	604,159
Hartford Financial Services Group	19,979	1,403,525
HCI Group	2,595	287,448
Heritage Insurance Holdings	3,747	25,517
Horace Mann Educators	5,165	205,515
Independence Holding	300	14,877
James River Group Holdings	3,086	116,435
Kemper	7,106	474,610
Kinsale Capital Group	1,057	170,917
Loews	10,924	589,131
†Maiden Holdings	12,125	38,315
†Markel	624	745,761
Marsh & McLennan	16,852	2,551,898
Mercury General	6,071	337,973
MetLife	20,200	1,246,946
National Western Life Group Class A	415	87,395
†NI Holdings	900	15,804
Old Republic International	27,874	644,726
Primerica	4,918	755,552
Principal Financial Group	14,946	962,522
ProAssurance	6,511	154,832
Progressive	19,028	1,719,941
Prudential Financial	12,050	1,267,660
Reinsurance Group of America	4,774	531,155
RenaissanceRe Holdings	3,891	542,405
RLI	3,097	310,536
Safety Insurance Group	2,074	164,364
Selective Insurance Group	7,063	533,468
†SiriusPoint	13,203	122,260
State Auto Financial	6,451	328,678
Stewart Information Services	3,350	211,921
Travelers	17,587	2,673,400
United Fire Group	3,480	80,388
United Insurance Holdings	4,888	17,743
Universal Insurance Holdings	7,335	95,648
Unum Group	9,122	228,597
W R Berkley	10,492	767,805
White Mountains Insurance Group	305	326,231
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Willis Towers Watson	5,748	$ 1,336,180
		47,104,256
Interactive Media & Services–4.24%
†Alphabet Class A	7,902	21,126,155
†Alphabet Class C	7,515	20,029,805
†ANGI	2,100	25,914
†Cargurus	2,819	88,545
†Cars.com	8,684	109,853
†DHI Group	5,517	26,261
†Facebook Class A	69,355	23,538,393
†Liberty TripAdvisor Holdings Class A	1,471	4,545
†Match Group	9,882	1,551,375
†Pinterest Class A	7,293	371,578
†QuinStreet	3,909	68,642
†Snap Class A	4,200	310,254
†TripAdvisor	8,010	271,138
†TrueCar	10,819	45,007
†Twitter	13,007	785,493
†Yelp	6,349	236,437
†Zedge Class B	1,132	15,124
†Zillow Group Class A	2,234	197,888
†Zillow Group Class C	5,442	479,658
		69,282,065
Internet & Direct Marketing Retail–2.91%
†1-800-Flowers.com Class A	5,253	160,269
†Amazon.com	12,851	42,216,049
†Chewy Class A	1,306	88,952
eBay	37,478	2,611,092
†Etsy	4,697	976,788
†Lands' End	2,926	68,878
†Liquidity Services	356	7,693
PetMed Express	1,000	26,870
†Quotient Technology	10,979	63,898
Qurate Retail	23,614	240,627
Shutterstock	1,235	139,950
†Stamps.com	1,031	340,013
†Wayfair Class A	2,356	601,982
		47,543,061
IT Services–4.47%
Accenture Class A	23,314	7,458,615
†Akamai Technologies	8,799	920,287
Alliance Data Systems	4,827	486,996
Amdocs	9,367	709,176
Automatic Data Processing	17,610	3,520,591
†BM Technologies	562	5,002
Broadridge Financial Solutions	6,640	1,106,490
Cass Information Systems	1,874	78,427
†Cloudflare Class A	1,236	139,235

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Cognizant Technology Solutions Class A	26,271	$ 1,949,571
†Concentrix	6,774	1,198,998
†Conduent	18,114	119,371
CSG Systems International	2,870	138,334
†DXC Technology	19,155	643,800
†EPAM Systems	1,758	1,002,904
†Euronet Worldwide	4,413	561,687
EVERTEC	7,143	326,578
†Evo Payments Class A	463	10,964
†ExlService Holdings	2,948	362,958
Fidelity National Information Services	16,512	2,009,180
†Fiserv	15,359	1,666,451
†FleetCor Technologies	4,616	1,206,022
†Gartner	5,032	1,529,124
Genpact	17,874	849,194
Global Payments	8,159	1,285,695
†Globant	1,717	482,494
†GoDaddy Class A	3,510	244,647
†GTT Communications	5,749	1,150
Hackett Group	2,613	51,267
International Business Machines	43,938	6,104,306
Jack Henry & Associates	4,888	801,925
†Limelight Networks	5,104	12,147
†LiveRamp Holdings	4,728	223,303
Mastercard Class A	31,994	11,123,674
Maximus	7,040	585,728
†MoneyGram International	1,616	12,960
†MongoDB	1,325	624,751
†Okta	2,043	484,886
Paychex	11,146	1,253,368
†PayPal Holdings	19,280	5,016,849
†Perficient	3,007	347,910
SolarWinds	4,705	78,715
†Square Class A	4,058	973,271
Switch Class A	6,909	175,419
TTEC Holdings	4,912	459,419
†Twilio Class A	2,382	759,977
†Unisys	5,740	144,304
†VeriSign	4,464	915,165
Visa Class A	53,355	11,884,826
Western Union	21,608	436,914
†WEX	3,024	532,647
		73,017,672
Leisure Products–0.26%
Acushnet Holdings	6,089	284,356
†American Outdoor Brands	2,016	49,513
Brunswick	7,857	748,536
†Callaway Golf	8,026	221,758
Hasbro	7,816	697,344
Johnson Outdoors Class A	842	89,084
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
†Malibu Boats Class A	2,224	$ 155,636
†Mattel	18,587	344,975
†Nautilus	4,229	39,372
†Peloton Interactive Class A	4,493	391,116
Polaris	4,675	559,410
Smith & Wesson Brands	8,067	167,471
†Vista Outdoor	7,301	294,303
†YETI Holdings	2,431	208,312
		4,251,186
Life Sciences Tools & Services–1.29%
†10X Genomics Class A	375	54,593
†Adaptive Biotechnologies	1,790	60,842
Agilent Technologies	11,008	1,734,090
†Avantor	13,387	547,528
†Bio-Rad Laboratories Class A	1,047	781,010
Bio-Techne	1,512	732,670
Bruker	12,233	955,397
†Charles River Laboratories International	4,062	1,676,266
†Illumina	2,792	1,132,463
†IQVIA Holdings	9,518	2,279,942
†Medpace Holdings	3,184	602,668
†Mettler-Toledo International	1,134	1,561,926
†NeoGenomics	2,472	119,249
PerkinElmer	7,931	1,374,363
†Repligen	1,556	449,668
†Syneos Health	7,453	651,988
Thermo Fisher Scientific	9,443	5,395,069
†Waters	2,540	907,542
		21,017,274
Machinery–2.75%
AGCO	8,002	980,485
Alamo Group	1,267	176,785
Albany International Class A	2,740	210,624
Allison Transmission Holdings	11,348	400,811
Astec Industries	2,784	149,807
Barnes Group	5,223	217,956
Caterpillar	18,781	3,605,389
†Chart Industries	2,648	506,059
†CIRCOR International	2,161	71,335
†Colfax	11,030	506,277
Columbus McKinnon	2,989	144,518
Crane	5,256	498,321
Cummins	9,768	2,193,502
Deere & Co.	10,659	3,571,511
Donaldson	12,837	736,972
Douglas Dynamics	3,649	132,459
Dover	9,459	1,470,874
†Energy Recovery	5,205	99,051
Enerpac Tool Group	5,155	106,863
EnPro Industries	2,717	236,705

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
ESCO Technologies	2,378	$ 183,106
†Evoqua Water Technologies	3,982	149,564
Federal Signal	6,198	239,367
Flowserve	11,478	397,942
Fortive	13,093	923,973
Franklin Electric	3,933	314,050
Gorman-Rupp	3,528	126,338
Graco	12,990	908,910
Greenbrier	3,320	142,727
Helios Technologies	4,083	335,255
Hillenbrand	7,862	335,314
Hyster-Yale Materials Handling	2,265	113,839
IDEX	3,004	621,678
Illinois Tool Works	11,804	2,439,061
†Ingersoll Rand	18,575	936,366
ITT	7,814	670,754
John Bean Technologies	2,531	355,732
Kadant	857	174,914
Kennametal	8,400	287,532
†L B Foster Class A	1,339	20,741
Lincoln Electric Holdings	5,153	663,655
Lindsay	1,086	164,844
†Lydall	4,164	258,543
†Manitowoc	5,279	113,076
†Meritor	9,827	209,413
†Middleby	5,380	917,344
Mueller Industries	6,447	264,972
Mueller Water Products Class A	14,392	219,046
†NN	2,981	15,650
Nordson	2,988	711,592
Oshkosh	7,330	750,372
Otis Worldwide	15,126	1,244,567
PACCAR	20,125	1,588,265
Parker-Hannifin	8,335	2,330,633
Park-Ohio Holdings	1,206	30,777
Pentair	15,842	1,150,604
†Proto Labs	1,861	123,943
†RBC Bearings	2,276	482,967
REV Group	7,071	121,338
Shyft Group	3,500	133,035
Snap-on	4,957	1,035,765
†SPX	3,638	194,451
SPX FLOW	3,819	279,169
Standex International	1,405	138,969
Stanley Black & Decker	6,307	1,105,680
Tennant	1,546	114,327
Terex	5,972	251,421
Timken	8,361	546,977
†Titan International	4,215	30,179
Toro	9,030	879,612
Trinity Industries	12,252	332,887
Wabash National	7,597	114,943
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Watts Water Technologies Class A	2,301	$ 386,775
†Welbilt	12,316	286,224
Westinghouse Air Brake Technologies	8,019	691,318
Woodward	4,565	516,758
Xylem	6,906	854,134
		44,947,692
Marine–0.06%
Costamare	10,400	161,096
Eneti	1,605	26,803
Genco Shipping & Trading	1,685	33,919
†Kirby	5,754	275,962
Matson	5,348	431,637
		929,417
Media–1.67%
†Altice USA Class A	14,605	302,616
†AMC Networks Class A	4,165	194,047
Cable One	488	884,808
†Charter Communications Class A	4,629	3,367,875
Comcast Class A	156,235	8,738,224
†comScore	6,307	24,597
†Discovery Class A	12,159	308,595
†Discovery Class C Class C	21,177	513,966
†DISH Network Class A	15,803	686,798
†Emerald Holding	1,076	4,670
†Entercom Communications	18,467	67,959
Entravision Communications Class A	11,605	82,396
EW Scripps Class A	6,953	125,571
Fox Class A	17,665	708,543
Fox Class B	15,802	586,570
†Gannett	20,670	138,076
Gray Television	12,929	295,040
Interpublic Group	41,293	1,514,214
John Wiley & Sons Class A	3,746	195,579
†Liberty Broadband Class A	1,224	206,060
†Liberty Broadband Class C	7,117	1,229,106
†Liberty Media-Liberty SiriusXM Class A	4,025	189,859
†Liberty Media-Liberty SiriusXM Class C	11,519	546,807
Loral Space & Communications	573	24,645
†Meredith	4,281	238,452
National CineMedia	6,797	24,197
New York Times Class A	12,678	624,645
News Class A	18,564	436,811
News Class B	10,996	255,437
Nexstar Media Group Class A	5,697	865,716
Omnicom Group	22,077	1,599,699

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Scholastic	4,716	$ 168,125
Sirius XM Holdings	68,041	415,050
TEGNA	26,053	513,765
ViacomCBS Class A	178	7,489
ViacomCBS Class B	30,937	1,222,321
		27,308,328
Metals & Mining–0.73%
†Alcoa	18,767	918,457
†Allegheny Technologies	11,771	195,752
†Arconic	6,630	209,110
Carpenter Technology	5,905	193,330
†Century Aluminum	9,619	129,376
†Cleveland-Cliffs	8,845	175,219
†Coeur Mining	23,894	147,426
Commercial Metals	12,040	366,738
Compass Minerals International	3,859	248,520
†Ferroglobe	12,975	112,883
Freeport-McMoRan	60,404	1,964,942
Haynes International	1,268	47,233
Hecla Mining	58,317	320,743
Kaiser Aluminum	1,961	213,671
Materion	2,300	157,872
Newmont	19,903	1,080,733
Nucor	15,511	1,527,678
Reliance Steel & Aluminum	5,749	818,773
Royal Gold	5,496	524,813
Ryerson Holding	607	13,518
Schnitzer Steel Industries Class A	2,756	120,740
Southern Copper	4,923	276,377
Steel Dynamics	21,496	1,257,086
SunCoke Energy	15,427	96,882
†TimkenSteel	6,778	88,656
United States Steel	19,736	433,600
Warrior Met Coal	5,674	132,034
Worthington Industries	3,912	206,162
		11,978,324
Multiline Retail–0.66%
Big Lots	4,322	187,402
Dillard's Class A	3,626	625,558
Dollar General	8,779	1,862,377
†Dollar Tree	16,075	1,538,699
Kohl's	17,305	814,893
Macy's	41,432	936,363
†Nordstrom	4,534	119,924
†Ollie's Bargain Outlet Holdings	3,936	237,262
Target	19,765	4,521,639
		10,844,117
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–0.59%
Ameren	8,666	$ 701,946
Avista	5,502	215,238
Black Hills	4,628	290,453
CenterPoint Energy	22,804	560,978
CMS Energy	11,504	687,134
Consolidated Edison	10,269	745,427
Dominion Energy	22,789	1,664,053
DTE Energy	6,090	680,314
MDU Resources Group	18,965	562,692
NiSource	16,856	408,421
NorthWestern	3,593	205,879
Public Service Enterprise Group	16,849	1,026,104
Sempra Energy	6,916	874,874
Unitil	1,492	63,828
WEC Energy Group	11,137	982,283
		9,669,624
Oil, Gas & Consumable Fuels–2.85%
Antero Midstream	10,270	107,013
†Antero Resources	21,428	403,061
APA	24,746	530,307
†Arch Resources	2,884	267,491
Berry	5,961	42,979
Bonanza Creek Energy	1,747	83,681
Cabot Oil & Gas	44,254	962,967
†Callon Petroleum	5,442	267,093
†Centennial Resource Development Class A	22,272	149,222
†Cheniere Energy	11,454	1,118,712
Chesapeake Energy	3,224	198,566
Chevron	50,688	5,142,298
Cimarex Energy	6,236	543,779
†Clean Energy Fuels	25,088	204,467
†CNX Resources	18,203	229,722
ConocoPhillips	60,443	4,096,222
†CONSOL Energy	4,705	122,424
Continental Resources	6,219	287,007
CVR Energy	8,133	135,496
†Delek US Holdings	9,997	179,646
†Denbury	1,908	134,037
Devon Energy	33,930	1,204,854
DHT Holdings	14,019	91,544
Diamondback Energy	3,862	365,616
Dorian LPG	349	4,331
†DTE Midstream	3,045	140,801
†EnLink Midstream	18,193	124,076
EOG Resources	25,186	2,021,680
†EQT	18,234	373,068
Equitrans Midstream	7,528	76,334
Exxon Mobil	112,566	6,621,132
†Green Plains	4,898	159,920
Hess	14,817	1,157,356
HollyFrontier	18,276	605,484

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
International Seaways	3,390	$ 61,766
Kinder Morgan	61,710	1,032,408
†Kosmos Energy	44,165	130,728
†Laredo Petroleum	1,478	119,822
Magnolia Oil & Gas Class A	7,196	128,017
Marathon Oil	56,103	766,928
Marathon Petroleum	29,946	1,850,962
Matador Resources	13,122	499,161
Murphy Oil	15,669	391,255
NACCO Industries Class A	200	5,968
Occidental Petroleum	63,728	1,885,074
ONEOK	22,611	1,311,212
Ovintiv	4,175	137,274
†Par Pacific Holdings	9,387	147,564
†PBF Energy Class A	14,133	183,305
PDC Energy	13,619	645,404
†Peabody Energy	15,632	231,197
†Penn Virginia	1,279	34,111
Phillips 66	12,822	897,925
PHX Minerals	1,806	5,526
Pioneer Natural Resources	12,157	2,024,262
†Range Resources	18,226	412,454
†Renewable Energy Group	4,757	238,801
†REX American Resources	1,042	83,225
Scorpio Tankers	6,981	129,428
SFL	13,649	114,379
SM Energy	18,345	483,941
†Southwestern Energy	52,528	291,005
†Talos Energy	7,201	99,158
Targa Resources	16,910	832,141
†Teekay	13,659	49,992
Texas Pacific Land	120	145,123
Valero Energy	17,485	1,233,917
†W&T Offshore	13,431	49,963
Williams	53,335	1,383,510
World Fuel Services	8,358	280,996
		46,470,288
Paper & Forest Products–0.10%
†Clearwater Paper	2,473	94,790
†Domtar	6,867	374,526
Glatfelter	4,944	69,710
Louisiana-Pacific	8,881	545,027
Mercer International	10,372	120,212
Neenah	2,359	109,953
Resolute Forest Products	7,351	87,477
Schweitzer-Mauduit International	4,384	151,949
Verso Class A	4,244	88,063
		1,641,707
Personal Products–0.25%
†Coty Class A	39,789	312,741
Edgewell Personal Care	5,853	212,464
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products (continued)
†elf Beauty	3,904	$ 113,411
Estee Lauder Class A	7,752	2,325,057
†Herbalife Nutrition	9,618	407,611
Inter Parfums	2,708	202,477
Medifast	806	155,268
Natural Health Trends	1,722	12,347
Nu Skin Enterprises Class A	4,913	198,829
†USANA Health Sciences	2,193	202,195
		4,142,400
Pharmaceuticals–2.89%
†Amphastar Pharmaceuticals	7,904	150,255
†ANI Pharmaceuticals	738	24,221
†Arvinas	1,435	117,928
Bristol-Myers Squibb	64,188	3,798,004
†Catalent	9,319	1,240,079
†Corcept Therapeutics	8,642	170,075
†Cymabay Therapeutics	5,176	18,892
†Elanco Animal Health	22,076	704,004
Eli Lilly & Co.	29,646	6,849,708
†Endo International	19,354	62,707
†Innoviva	12,944	216,294
†Intra-Cellular Therapies	5,388	200,865
†Jazz Pharmaceuticals	4,967	646,753
Johnson & Johnson	87,136	14,072,464
†Lannett	7,113	21,339
Merck & Co.	86,083	6,465,694
†Nektar Therapeutics	9,757	175,236
†NGM Biopharmaceuticals	1,298	27,284
Organon	9,303	305,045
†Otonomy	619	1,188
†Pacira BioSciences	500	28,000
Perrigo	8,951	423,651
Pfizer	156,456	6,729,173
Phibro Animal Health Class A	1,442	31,061
†Prestige Consumer Healthcare	5,307	297,776
†Supernus Pharmaceuticals	3,800	101,346
†Taro Pharmaceutical Industries	3,413	217,169
Viatris	55,995	758,732
Zoetis	17,085	3,316,882
†Zogenix	4,371	66,396
		47,238,221
Professional Services–1.02%
†ASGN	5,974	675,898
Barrett Business Services	300	22,878
Booz Allen Hamilton Holding	9,775	775,646
†CACI International Class A	2,787	730,473
†CBIZ	6,133	198,341
†Clarivate	3,625	79,388
†CoStar Group	7,680	660,941

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Equifax	3,968	$ 1,005,571
Exponent	4,416	499,670
†Forrester Research	2,034	100,195
†Franklin Covey	993	40,505
†FTI Consulting	3,393	457,037
†GP Strategies	1,772	36,680
Heidrick & Struggles International	2,100	93,723
†Huron Consulting Group	2,990	155,480
ICF International	2,478	221,261
IHS Markit	15,728	1,834,199
Insperity	2,353	260,571
Jacobs Engineering Group	5,278	699,493
KBR	12,823	505,226
Kelly Services Class A	5,692	107,465
Kforce	2,567	153,096
Korn Ferry	5,540	400,874
Leidos Holdings	12,573	1,208,643
ManpowerGroup	5,754	623,043
ManTech International Class A	3,157	239,680
†Mistras Group	3,448	35,032
Nielsen Holdings	26,911	516,422
Resources Connection	4,071	64,240
Robert Half International	9,812	984,438
Science Applications International	6,116	523,285
TransUnion	3,586	402,744
†TriNet Group	6,496	614,392
†TrueBlue	5,561	150,592
†Upwork	2,142	96,454
Verisk Analytics	7,642	1,530,463
		16,704,039
Real Estate Management & Development–0.30%
†CBRE Group Class A	15,664	1,525,047
eXp World Holdings	2,976	118,355
†Forestar Group	476	8,868
†FRP Holdings	631	35,286
†Howard Hughes	4,225	370,997
†Jones Lang LaSalle	4,649	1,153,370
Kennedy-Wilson Holdings	16,113	337,084
†Marcus & Millichap	4,001	162,521
Newmark Group Class A	20,238	289,606
†Rafael Holdings Class B	1,698	52,180
RE/MAX Holdings Class A	3,816	118,907
†Realogy Holdings	15,606	273,729
†Redfin	1,712	85,771
RMR Group Class A	862	28,834
St Joe	8,527	358,987
†Tejon Ranch	2,365	42,002
		4,961,544
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–1.31%
AMERCO	2,266	$ 1,463,904
ArcBest	3,105	253,896
†Avis Budget Group	4,584	534,082
†Covenant Logistics Group	3,400	94,010
CSX	81,525	2,424,553
Heartland Express	11,699	187,418
JB Hunt Transport Services	8,342	1,394,949
Kansas City Southern	6,427	1,739,403
Knight-Swift Transportation Holdings	13,736	702,596
Landstar System	3,625	572,098
†Lyft Class A	3,275	175,507
Marten Transport	11,904	186,774
Norfolk Southern	8,087	1,934,815
Old Dominion Freight Line	6,623	1,894,046
†PAM Transportation Services	612	27,528
Ryder System	5,995	495,846
†Saia	3,054	726,944
Schneider National Class B	12,607	286,683
†Uber Technologies	11,046	494,861
Union Pacific	23,513	4,608,783
Universal Logistics Holdings	2,500	50,200
†USA Truck	1,448	22,125
Werner Enterprises	9,031	399,802
†XPO Logistics	9,670	769,539
		21,440,362
Semiconductors & Semiconductor Equipment–5.06%
†Advanced Micro Devices	18,799	1,934,417
†Alpha & Omega Semiconductor	1,200	37,644
†Ambarella	1,579	245,913
Amkor Technology	37,829	943,834
Analog Devices	14,016	2,347,400
Applied Materials	33,111	4,262,379
†Axcelis Technologies	3,896	183,229
Broadcom	12,460	6,042,228
Brooks Automation	6,164	630,885
†CEVA	1,850	78,939
†Cirrus Logic	5,584	459,842
CMC Materials	2,032	250,403
†Cohu	4,934	157,592
†Diodes	3,823	346,326
†DSP Group	4,368	95,703
†Enphase Energy	3,297	494,451
Entegris	7,552	950,797
†First Solar	7,613	726,737
†FormFactor	6,333	236,411
†Ichor Holdings	2,461	101,122
Intel	192,256	10,243,400
KLA	7,775	2,600,815
Kulicke & Soffa Industries	6,090	354,925
Lam Research	5,946	3,384,166
†Lattice Semiconductor	8,615	556,960

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†MACOM Technology Solutions Holdings	4,534	$ 294,121
Marvell Technology	35,186	2,122,068
†MaxLinear	5,270	259,547
Microchip Technology	8,806	1,351,633
Micron Technology	45,489	3,228,809
MKS Instruments	4,703	709,730
Monolithic Power Systems	1,614	782,273
†NeoPhotonics	2,126	18,517
NVE	50	3,198
NVIDIA	61,316	12,702,223
NXP Semiconductors	2,363	462,841
†ON Semiconductor	23,557	1,078,204
†Onto Innovation	5,165	373,171
†PDF Solutions	3,040	70,042
†Photronics	5,636	76,819
Power Integrations	5,085	503,364
†Qorvo	5,681	949,806
QUALCOMM	40,021	5,161,909
†Rambus	12,319	273,482
†Semtech	5,171	403,183
†Silicon Laboratories	2,813	394,270
Skyworks Solutions	9,309	1,533,937
†SMART Global Holdings	3,325	147,962
†SolarEdge Technologies	2,041	541,314
†Synaptics	3,515	631,751
Teradyne	9,638	1,052,180
Texas Instruments	37,904	7,285,528
†Ultra Clean Holdings	2,793	118,982
Universal Display	1,770	302,599
†Veeco Instruments	6,193	137,547
†Wolfspeed	6,986	563,980
†Xilinx	9,244	1,395,752
		82,597,260
Software–7.08%
†ACI Worldwide	8,610	264,585
†Adobe	11,801	6,794,072
†Alarm.com Holdings	2,786	217,837
†Altair Engineering Class A	997	68,733
†Alteryx Class A	939	68,641
†Anaplan	1,125	68,501
†ANSYS	2,448	833,422
†Appfolio Class A	1,131	136,172
†Appian	494	45,700
†Asana Class A	2,643	274,449
†Aspen Technology	4,013	492,796
†Atlassian Class A	1,472	576,170
†Autodesk	5,266	1,501,705
†Avalara	2,525	441,294
†Avaya Holdings	9,200	182,068
†Bill.Com Holdings	1,914	510,942
†Black Knight	6,997	503,784
†Blackbaud	3,139	220,829
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Blackline	786	$ 92,795
†Bottomline Technologies	1,500	58,920
†Box Class A	4,710	111,486
†Cadence Design Systems	9,599	1,453,673
CDK Global	9,277	394,736
†Cerence	2,733	262,669
†Ceridian HCM Holding	3,040	342,365
Citrix Systems	4,741	509,041
†Cognyte Software	5,416	111,299
†CommVault Systems	1,800	135,558
†Coupa Software	1,158	253,810
†Crowdstrike Holdings Class A	1,645	404,308
†Datadog Class A	1,907	269,554
†DocuSign	2,254	580,247
Dolby Laboratories Class A	6,088	535,744
†Dropbox Class A	7,150	208,923
†Dynatrace	8,266	586,638
Ebix	3,512	94,578
†Elastic	740	110,253
†Envestnet	3,287	263,749
†Fair Isaac	1,666	662,951
†Five9	698	111,499
†Fortinet	5,173	1,510,723
†Guidewire Software	3,986	473,816
†HubSpot	998	674,738
InterDigital	3,332	225,976
Intuit	8,326	4,491,960
†J2 Global	5,206	711,244
†Mandiant	3,083	54,877
†Manhattan Associates	4,099	627,270
Microsoft	219,522	61,887,642
†N-Able	4,705	58,389
†NCR	13,077	506,865
†New Relic	1,830	131,339
NortonLifeLock	13,452	340,336
†Nuance Communications	16,608	914,104
†Nutanix Class A	5,889	222,015
†OneSpan	3,332	62,575
Oracle	67,391	5,871,778
†Palantir Technologies Class A	14,120	339,445
†Palo Alto Networks	1,493	715,147
†Paycom Software	2,573	1,275,565
†Paylocity Holding	1,771	496,588
Pegasystems	3,145	399,730
Progress Software	4,679	230,160
†PTC	4,125	494,134
†Q2 Holdings	1,216	97,450
†Qualys	1,453	161,704
†RingCentral Class A	402	87,435
†SailPoint Technologies Holding	1,400	60,032
†salesforce.com	10,083	2,734,711
Sapiens International	854	24,578

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ServiceNow	2,218	$ 1,380,195
†Smartsheet Class A	2,737	188,360
†Splunk	2,645	382,758
†SPS Commerce	602	97,109
SS&C Technologies Holdings	14,543	1,009,284
†Synchronoss Technologies	4,423	10,615
†Synopsys	3,261	976,376
†Teradata	10,985	629,990
†Trade Desk Class A	8,630	606,689
†Tyler Technologies	1,278	586,155
†Varonis Systems	2,654	161,496
†Verint Systems	5,416	242,583
†VMware Class A	1,975	293,683
†Vonage Holdings	14,049	226,470
†Workday Class A	1,507	376,584
†Workiva	709	99,941
Xperi Holding	14,584	274,763
†Zendesk	2,528	294,234
†Zoom Video Communications Class A	2,558	668,917
†Zscaler	1,623	425,583
		115,570,607
Specialty Retail–2.86%
Aaron's	3,102	85,429
†Abercrombie & Fitch Class A	8,315	312,893
Advance Auto Parts	6,226	1,300,549
American Eagle Outfitters	17,294	446,185
†America's Car-Mart	559	65,280
†Asbury Automotive Group	2,126	418,269
†AutoNation	10,371	1,262,773
†AutoZone	842	1,429,708
†Barnes & Noble Education	6,119	61,129
Bath & Body Works	4,877	307,397
†Bed Bath & Beyond	14,541	251,196
Best Buy	17,025	1,799,713
Big 5 Sporting Goods	900	20,736
†Boot Barn Holdings	3,430	304,824
Buckle	4,520	178,947
†Build-A-Bear Workshop	2,901	49,143
†Burlington Stores	1,507	427,340
Caleres	7,320	162,650
Camping World Holdings Class A	2,739	106,465
†CarMax	11,993	1,534,624
†Carvana	442	133,281
Cato Class A	4,303	71,172
†Chico's FAS	18,957	85,117
†Children's Place	1,721	129,522
†Citi Trends	2,149	156,791
†Conn's	6,316	144,194
†Designer Brands Class A	7,264	101,188
Dick's Sporting Goods	8,270	990,498
†Five Below	3,322	587,363
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Floor & Decor Holdings Class A	5,614	$ 678,115
Foot Locker	11,651	531,985
Gap	29,199	662,817
†Genesco	3,102	179,078
Group 1 Automotive	2,404	451,664
Guess	8,419	176,883
Haverty Furniture	2,655	89,500
Hibbett Sports	1,645	116,367
Home Depot	29,507	9,685,968
Lithia Motors	3,191	1,011,675
Lowe's	26,614	5,398,916
†MarineMax	2,439	118,340
Monro	2,231	128,305
Murphy USA	4,148	693,795
†National Vision Holdings	4,591	260,631
†ODP	6,111	245,418
†O'Reilly Automotive	3,146	1,922,395
Penske Automotive Group	9,169	922,401
Rent-A-Center	8,035	451,647
†RH	1,359	906,331
Ross Stores	10,071	1,096,228
†Sally Beauty Holdings	5,960	100,426
Shoe Carnival	3,150	102,123
Signet Jewelers	8,178	645,735
†Sleep Number	2,723	254,546
Sonic Automotive Class A	3,294	173,067
†Sportsman's Warehouse Holdings	165	2,904
TJX	30,661	2,023,013
Tractor Supply	8,025	1,625,945
†Ulta Beauty	3,053	1,101,889
†Urban Outfitters	8,844	262,578
†Victoria's Secret & Co.	1,625	89,798
Williams-Sonoma	8,213	1,456,411
Winmark	151	32,470
†Zumiez	3,015	119,876
		46,643,616
Technology Hardware, Storage & Peripherals–5.20%
†3D Systems	12,600	347,382
Apple	544,070	76,985,905
†Avid Technology	6,614	191,277
†Dell Technologies Class C	8,375	871,335
Hewlett Packard Enterprise	66,095	941,854
HP	46,272	1,266,002
NetApp	13,388	1,201,707
†Pure Storage Class A	9,250	232,730
Seagate Technology Holdings	14,816	1,222,616
†Stratasys	4,881	105,039
†Western Digital	17,077	963,826
Xerox Holdings	23,774	479,521
		84,809,194

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.01%
†Capri Holdings	15,972	$ 773,204
Carter's	3,697	359,496
Columbia Sportswear	6,536	626,410
†Crocs	5,293	759,440
Culp	695	8,952
†Deckers Outdoor	2,578	928,596
†Fossil Group	8,573	101,590
†G-III Apparel Group	9,262	262,115
Hanesbrands	36,640	628,742
Kontoor Brands	1,846	92,208
Levi Strauss & Co. Class A	6,870	168,384
†Lululemon Athletica	3,750	1,517,625
Movado Group	2,255	71,010
NIKE Class B	43,454	6,310,824
Oxford Industries	1,750	157,797
†PVH	5,201	534,611
Ralph Lauren	3,815	423,618
†Skechers USA Class A	10,959	461,593
Steven Madden	5,325	213,852
Tapestry	16,823	622,787
†Under Armour Class A	8,228	166,041
†Under Armour Class C	15,584	273,032
†Unifi	3,174	69,606
†Vera Bradley	810	7,622
VF	11,580	775,744
Wolverine World Wide	7,147	213,266
		16,528,165
Thrifts & Mortgage Finance–0.38%
†Axos Financial	7,624	392,941
Capitol Federal Financial	17,349	199,340
†Columbia Financial	6,136	113,516
Essent Group	9,692	426,545
Federal Agricultural Mortgage Class C	1,195	129,681
Flagstar Bancorp	5,432	275,837
HomeStreet	2,845	117,072
Kearny Financial	10,885	135,301
Meridian Bancorp	6,616	137,348
Meta Financial Group	7,426	389,716
MGIC Investment	35,831	536,032
†Mr Cooper Group	6,569	270,446
New York Community Bancorp	39,410	507,207
†NMI Holdings Class A	9,001	203,513
Northfield Bancorp	6,724	115,384
Northwest Bancshares	14,286	189,718
Premier Financial	4,031	128,347
Provident Financial Services	6,385	149,856
Radian Group	20,843	473,553
†Sterling Bancorp	1,664	8,586
TFS Financial	9,915	188,980
TrustCo Bank	2,494	79,733
Walker & Dunlop	3,997	453,659
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Washington Federal	7,858	$ 269,608
Waterstone Financial	3,925	80,423
WSFS Financial	5,321	273,020
		6,245,362
Tobacco–0.46%
Altria Group	66,703	3,036,320
Philip Morris International	43,020	4,077,866
Universal	2,660	128,558
Vector Group	14,208	181,152
		7,423,896
Trading Companies & Distributors–0.78%
Air Lease	16,007	629,715
Applied Industrial Technologies	3,004	270,751
†Beacon Roofing Supply	8,312	396,981
Boise Cascade	5,038	271,951
CAI International	2,879	160,965
†DXP Enterprises	1,631	48,229
Fastenal	31,166	1,608,477
GATX	3,554	318,296
Global Industrial	4,022	152,394
†GMS	5,211	228,242
H&E Equipment Services	5,317	184,553
†Herc Holdings	3,940	644,032
McGrath RentCorp	2,869	206,425
†MRC Global	11,216	82,325
MSC Industrial Direct Class A	5,382	431,583
†NOW	13,867	106,083
Rush Enterprises Class A	7,029	317,430
†SiteOne Landscape Supply	1,610	321,147
†Textainer Group Holdings	6,500	226,915
†Titan Machinery	4,300	111,413
Triton International	8,058	419,338
†United Rentals	7,322	2,569,509
†Univar Solutions	13,479	321,070
†Veritiv	1,100	98,516
Watsco	2,624	694,363
†WESCO International	7,511	866,168
WW Grainger	2,584	1,015,667
		12,702,538
Transportation Infrastructure–0.01%
Macquarie Infrastructure Holdings	5,269	213,711
		213,711
Water Utilities–0.14%
American States Water	2,081	177,967
American Water Works	6,665	1,126,652
California Water Service Group	3,488	205,548

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
Essential Utilities	10,156	$ 467,988
Middlesex Water	1,357	139,472
SJW Group	2,175	143,681
York Water	591	25,815
		2,287,123
Wireless Telecommunication Services–0.21%
Shenandoah Telecommunications	4,651	146,878
Spok Holdings	1,858	18,989
Telephone & Data Systems	9,452	184,314
†T-Mobile	23,197	2,963,649
†United States Cellular	3,838	122,394
		3,436,224
Total Common Stock (Cost $767,047,152)		1,627,834,593
PREFERRED STOCKS–0.01%
†Qurate Retail 8.00%	708	76,570
†WESCO International 10.63%	3,174	99,600
Total Preferred Stocks (Cost $288,457)		176,170
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
=†πAchillion Pharmace CVR	5,527	$ 8,014
=πContra zagg	1,799	162
=†πMedia General CVR	16,818	949
Total Rights (Cost $2,704)		9,125
WARRANT–0.00%
†Nabors Industries exp 6/11/26 exercise price USD 166.67	338	1,974
Total Warrant (Cost $0)		1,974

MONEY MARKET FUND–0.22%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	3,518,785	3,518,785
Total Money Market Fund (Cost $3,518,785)		3,518,785

TOTAL INVESTMENTS–99.94% (Cost $770,857,098)	1,631,540,647
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	1,011,749
NET ASSETS APPLICABLE TO 38,138,402 SHARES OUTSTANDING–100.00%	$1,632,552,396

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2021, the aggregate value of restricted securities was $9,125, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Achillion Pharmace CVR	1/29/2020	$2,542	$8,014
Contra zagg	2/22/2021	162	162
Media General CVR	1/18/2017	—	949
Total		$2,704	$9,125

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$22,976,921	$—	$—	$22,976,921
Air Freight & Logistics	10,465,511	—	—	10,465,511
LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Airlines	$4,653,638	$—	$—	$4,653,638
Auto Components	8,779,372	—	—	8,779,372
Automobiles	13,981,990	—	—	13,981,990
Banks	92,423,317	—	—	92,423,317
Beverages	21,376,480	—	—	21,376,480
Biotechnology	32,050,090	—	20,246	32,070,336
Building Products	17,894,237	—	—	17,894,237
Capital Markets	53,171,355	—	—	53,171,355
Chemicals	37,111,028	—	—	37,111,028
Commercial Services & Supplies	15,155,859	—	—	15,155,859
Communications Equipment	15,188,224	—	—	15,188,224
Construction & Engineering	7,219,450	—	—	7,219,450
Construction Materials	2,851,603	—	—	2,851,603
Consumer Finance	18,842,523	—	—	18,842,523
Containers & Packaging	12,513,105	—	—	12,513,105
Distributors	2,727,388	—	—	2,727,388
Diversified Consumer Services	4,434,842	—	—	4,434,842
Diversified Financial Services	14,890,248	—	—	14,890,248
Diversified Telecommunication Services	23,564,446	—	—	23,564,446
Electric Utilities	20,496,738	—	—	20,496,738
Electrical Equipment	13,373,590	—	—	13,373,590
Electronic Equipment, Instruments & Components	22,681,892	—	—	22,681,892
Energy Equipment & Services	6,469,379	—	—	6,469,379
Entertainment	17,674,205	—	—	17,674,205
Food & Staples Retailing	22,934,023	—	—	22,934,023
Food Products	22,766,162	—	—	22,766,162
Gas Utilities	2,624,055	—	—	2,624,055
Health Care Equipment & Supplies	42,112,401	—	—	42,112,401
Health Care Providers & Services	48,144,303	—	—	48,144,303
Health Care Technology	4,284,686	—	—	4,284,686
Hotels, Restaurants & Leisure	32,329,437	—	—	32,329,437
Household Durables	17,807,617	—	—	17,807,617
Household Products	16,901,073	—	—	16,901,073
Independent Power and Renewable Electricity Producers	2,743,334	—	—	2,743,334
Industrial Conglomerates	13,250,552	—	—	13,250,552
Insurance	47,104,256	—	—	47,104,256
Interactive Media & Services	69,282,065	—	—	69,282,065
Internet & Direct Marketing Retail	47,543,061	—	—	47,543,061
IT Services	73,017,672	—	—	73,017,672
Leisure Products	4,251,186	—	—	4,251,186
Life Sciences Tools & Services	21,017,274	—	—	21,017,274
Machinery	44,947,692	—	—	44,947,692
Marine	929,417	—	—	929,417
Media	27,308,328	—	—	27,308,328
Metals & Mining	11,978,324	—	—	11,978,324
Multiline Retail	10,844,117	—	—	10,844,117
Multi-Utilities	9,669,624	—	—	9,669,624
Oil, Gas & Consumable Fuels	46,470,288	—	—	46,470,288
Paper & Forest Products	1,641,707	—	—	1,641,707
Personal Products	4,142,400	—	—	4,142,400
Pharmaceuticals	47,238,221	—	—	47,238,221
Professional Services	16,704,039	—	—	16,704,039
Real Estate Management & Development	4,961,544	—	—	4,961,544
Road & Rail	21,440,362	—	—	21,440,362
Semiconductors & Semiconductor Equipment	82,597,260	—	—	82,597,260
Software	115,570,607	—	—	115,570,607
Specialty Retail	46,643,616	—	—	46,643,616
Technology Hardware, Storage & Peripherals	84,809,194	—	—	84,809,194
LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Textiles, Apparel & Luxury Goods	$16,528,165	$—	$—	$16,528,165
Thrifts & Mortgage Finance	6,245,362	—	—	6,245,362
Tobacco	7,423,896	—	—	7,423,896
Trading Companies & Distributors	12,702,538	—	—	12,702,538
Transportation Infrastructure	213,711	—	—	213,711
Water Utilities	2,287,123	—	—	2,287,123
Wireless Telecommunication Services	3,436,224	—	—	3,436,224
Preferred Stocks	176,170	—	—	176,170
Rights	—	—	9,125	9,125
Warrant	1,974	—	—	1,974
Money Market Fund	3,518,785	—	—	3,518,785
Total Investments	$1,631,511,276	$—	$29,371	$1,631,540,647
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 1 Fund–25